Distribution Date:	12/17/24	JPMDB Commercial Mortgage Securities Trust 2016-C2
Determination Date:	12/11/24
Next Distribution Date:	01/17/25
Record Date:	11/29/24	Commercial Mortgage Pass-Through Certificates
Series 2016-C2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	14	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	15
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	21	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46590LAQ5	1.422500%	23,342,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590LAR3	2.661900%	160,394,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A	46590LAS1	2.881300%	120,000,000.00	116,105,436.81	0.00	278,778.83	0.00	0.00	278,778.83	116,105,436.81	40.10%	30.00%
A-3B	46590LAA0	2.881300%	50,000,000.00	48,377,265.34	0.00	116,157.85	0.00	0.00	116,157.85	48,377,265.34	40.10%	30.00%
A-4	46590LAT9	3.143900%	222,981,000.00	222,981,000.00	0.00	584,191.64	0.00	0.00	584,191.64	222,981,000.00	40.10%	30.00%
A-SB	46590LAU6	2.954200%	48,243,000.00	13,451,577.98	891,762.13	33,115.54	0.00	0.00	924,877.67	12,559,815.85	40.10%	30.00%
A-S	46590LAX0	3.483600%	75,888,000.00	75,888,000.00	0.00	220,302.86	0.00	0.00	220,302.86	75,888,000.00	28.74%	21.50%
B	46590LAY8	3.990100%	44,639,000.00	44,639,000.00	0.00	148,428.39	0.00	0.00	148,428.39	44,639,000.00	22.06%	16.50%
C	46590LAZ5	3.322488%	36,828,000.00	36,828,000.00	0.00	101,967.14	0.00	0.00	101,967.14	36,828,000.00	16.54%	12.38%
D	46590LAE2	3.322488%	43,524,000.00	43,524,000.00	0.00	120,506.62	0.00	0.00	120,506.62	43,524,000.00	10.03%	7.50%
E	46590LAG7	4.572488%	17,856,000.00	17,856,000.00	0.00	68,038.61	0.00	0.00	68,038.61	17,856,000.00	7.35%	5.50%
F	46590LAJ1	4.572488%	12,276,000.00	12,276,000.00	0.00	46,776.55	0.00	0.00	46,776.55	12,276,000.00	5.51%	4.13%
NR*	46590LAL6	4.572488%	36,828,383.00	36,828,383.00	0.00	33,009.71	0.00	0.00	33,009.71	36,828,383.00	0.00%	0.00%
R	46590LAN2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			892,799,383.00	668,754,663.13	891,762.13	1,751,273.74	0.00	0.00	2,643,035.87	667,862,901.00

X-A	46590LAV4	1.470462%	700,848,000.00	476,803,280.13	0.00	584,267.51	0.00	0.00	584,267.51	475,911,518.00
X-B	46590LAW2	0.582388%	44,639,000.00	44,639,000.00	0.00	21,664.33	0.00	0.00	21,664.33	44,639,000.00
X-C	46590LAC6	1.250000%	80,352,000.00	80,352,000.00	0.00	83,700.00	0.00	0.00	83,700.00	80,352,000.00
Notional SubTotal			825,839,000.00	601,794,280.13	0.00	689,631.84	0.00	0.00	689,631.84	600,902,518.00

Deal Distribution Total					891,762.13	2,440,905.58	0.00	0.00	3,332,667.71

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590LAQ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590LAR3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A	46590LAS1	967.54530675	0.00000000	2.32315692	0.00000000	0.00000000	0.00000000	0.00000000	2.32315692	967.54530675
A-3B	46590LAA0	967.54530680	0.00000000	2.32315700	0.00000000	0.00000000	0.00000000	0.00000000	2.32315700	967.54530680
A-4	46590LAT9	1,000.00000000	0.00000000	2.61991667	0.00000000	0.00000000	0.00000000	0.00000000	2.61991667	1,000.00000000
A-SB	46590LAU6	278.82963290	18.48479842	0.68643202	0.00000000	0.00000000	0.00000000	0.00000000	19.17123044	260.34483448
A-S	46590LAX0	1,000.00000000	0.00000000	2.90299995	0.00000000	0.00000000	0.00000000	0.00000000	2.90299995	1,000.00000000
B	46590LAY8	1,000.00000000	0.00000000	3.32508322	0.00000000	0.00000000	0.00000000	0.00000000	3.32508322	1,000.00000000
C	46590LAZ5	1,000.00000000	0.00000000	2.76873955	0.00000000	0.00000000	0.00000000	0.00000000	2.76873955	1,000.00000000
D	46590LAE2	1,000.00000000	0.00000000	2.76873955	0.00000000	0.00000000	0.00000000	0.00000000	2.76873955	1,000.00000000
E	46590LAG7	1,000.00000000	0.00000000	3.81040603	0.00000000	0.00000000	0.00000000	0.00000000	3.81040603	1,000.00000000
F	46590LAJ1	1,000.00000000	0.00000000	3.81040648	0.00000000	0.00000000	0.00000000	0.00000000	3.81040648	1,000.00000000
NR	46590LAL6	1,000.00000000	0.00000000	0.89631168	2.91409454	115.27693057	0.00000000	0.00000000	0.89631168	1,000.00000000
R	46590LAN2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590LAV4	680.32337986	0.00000000	0.83365795	0.00000000	0.00000000	0.00000000	0.00000000	0.83365795	679.05097539
X-B	46590LAW2	1,000.00000000	0.00000000	0.48532292	0.00000000	0.00000000	0.00000000	0.00000000	0.48532292	1,000.00000000
X-C	46590LAC6	1,000.00000000	0.00000000	1.04166667	0.00000000	0.00000000	0.00000000	0.00000000	1.04166667	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A	11/01/24 - 11/30/24	30	0.00	278,778.83	0.00	278,778.83	0.00	0.00	0.00	278,778.83	0.00
A-3B	11/01/24 - 11/30/24	30	0.00	116,157.85	0.00	116,157.85	0.00	0.00	0.00	116,157.85	0.00
A-4	11/01/24 - 11/30/24	30	0.00	584,191.64	0.00	584,191.64	0.00	0.00	0.00	584,191.64	0.00
A-SB	11/01/24 - 11/30/24	30	0.00	33,115.54	0.00	33,115.54	0.00	0.00	0.00	33,115.54	0.00
X-A	11/01/24 - 11/30/24	30	0.00	584,267.51	0.00	584,267.51	0.00	0.00	0.00	584,267.51	0.00
X-B	11/01/24 - 11/30/24	30	0.00	21,664.33	0.00	21,664.33	0.00	0.00	0.00	21,664.33	0.00
X-C	11/01/24 - 11/30/24	30	0.00	83,700.00	0.00	83,700.00	0.00	0.00	0.00	83,700.00	0.00
A-S	11/01/24 - 11/30/24	30	0.00	220,302.86	0.00	220,302.86	0.00	0.00	0.00	220,302.86	0.00
B	11/01/24 - 11/30/24	30	0.00	148,428.39	0.00	148,428.39	0.00	0.00	0.00	148,428.39	0.00
C	11/01/24 - 11/30/24	30	0.00	101,967.14	0.00	101,967.14	0.00	0.00	0.00	101,967.14	0.00
D	11/01/24 - 11/30/24	30	0.00	120,506.62	0.00	120,506.62	0.00	0.00	0.00	120,506.62	0.00
E	11/01/24 - 11/30/24	30	0.00	68,038.61	0.00	68,038.61	0.00	0.00	0.00	68,038.61	0.00
F	11/01/24 - 11/30/24	30	0.00	46,776.55	0.00	46,776.55	0.00	0.00	0.00	46,776.55	0.00
NR	11/01/24 - 11/30/24	30	4,122,433.41	140,331.10	0.00	140,331.10	107,321.39	0.00	0.00	33,009.71	4,245,462.95
Totals			4,122,433.41	2,548,226.97	0.00	2,548,226.97	107,321.39	0.00	0.00	2,440,905.58	4,245,462.95

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	3,332,667.71
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,558,076.00	Master Servicing Fee	4,321.55
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,540.60
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	96.39
ARD Interest	0.00	Operating Advisor Fee	1,166.47
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	513.98
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,558,076.00	Total Fees	9,848.98

Principal		Expenses/Reimbursements
Scheduled Principal	891,762.13	Reimbursement for Interest on Advances	66.45
Unscheduled Principal Collections		ASER Amount	95,342.24
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	11,892.26
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	20.44
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	891,762.13	Total Expenses/Reimbursements	107,321.39

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,440,905.58
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	891,762.13
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,332,667.71
Total Funds Collected	3,449,838.13	Total Funds Distributed	3,449,838.08

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	668,754,663.30	668,754,663.30	Beginning Certificate Balance	668,754,663.13
(-) Scheduled Principal Collections	891,762.13	891,762.13	(-) Principal Distributions	891,762.13
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	667,862,901.17	667,862,901.17	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	672,602,797.86	672,602,797.86	Ending Certificate Balance	667,862,901.00
Ending Actual Collateral Balance	671,816,594.28	671,816,594.28

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.17)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.17)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.57%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	55,480,812.79	8.31%	25	4.9494	NAP	Defeased	4	55,480,812.79	8.31%	25	4.9494	NAP
	9,999,999 or less	5	35,900,767.89	5.38%	16	4.9494	1.212556	1.44 or less	8	162,474,490.66	24.33%	8	4.7218	0.863860
10,000,000 to 19,999,999		4	50,833,851.69	7.61%	15	4.8766	1.677763	1.45 to 1.59	4	91,250,438.83	13.66%	15	4.8316	1.546145
20,000,000 to 24,999,999		2	44,914,439.35	6.73%	15	4.7969	1.667759	1.60 to 1.74	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		10	337,399,696.45	50.52%	12	4.6517	1.587747	1.75 to 1.89	2	52,823,937.92	7.91%	15	4.6816	1.830460
	50,000,000 or greater	2	143,333,333.00	21.46%	16	4.0481	2.407109	1.90 to 2.04	3	147,150,869.42	22.03%	17	4.4110	1.996129
	Totals	27	667,862,901.17	100.00%	14	4.5898	1.743528	2.05 to 2.19	1	5,661,043.83	0.85%	16	4.8500	2.175100
								2.20 or greater	5	153,021,307.72	22.91%	14	4.3056	2.615783
								Totals	27	667,862,901.17	100.00%	14	4.5898	1.743528
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	9	55,480,812.79	8.31%	25	4.9494	NAP
							Defeased	9	55,480,812.79	8.31%	25	4.9494	NAP
California	2	25,999,568.58	3.89%	17	4.9048	1.645664
							Industrial	1	5,661,043.83	0.85%	16	4.8500	2.175100
Connecticut	1	35,569,513.10	5.33%	17	4.6995	1.955200
							Lodging	5	99,827,814.05	14.95%	14	5.1475	1.320516
Florida	1	31,003,080.26	4.64%	13	4.9500	2.316300
							Mixed Use	1	20,338,524.75	3.05%	17	4.9200	1.498300
Kansas	1	12,474,743.12	1.87%	16	4.9200	1.578300
							Multi-Family	8	69,509,573.01	10.41%	14	4.7849	1.116813
Louisiana	1	28,894,516.69	4.33%	13	4.6230	1.548200
							Office	14	241,237,056.62	36.12%	16	4.4907	2.054552
Maryland	1	56,496,046.64	8.46%	16	4.6700	2.009400
							Retail	4	175,808,076.12	26.32%	9	4.1717	1.929609
New Jersey	2	89,843,906.14	13.45%	17	4.2507	1.948287
							Totals	42	667,862,901.17	100.00%	14	4.5898	1.743528
New York	2	90,000,000.00	13.48%	1	3.7870	2.366567

Pennsylvania	1	45,271,960.59	6.78%	17	4.6750	1.326200

Tennessee	2	18,440,291.97	2.76%	15	5.0502	1.417043

Texas	10	97,046,612.14	14.53%	14	5.0086	0.734655

Virginia	1	50,000,000.00	7.49%	14	4.2290	2.334600

Washington	1	12,018,227.46	1.80%	16	5.3000	2.687300

Wisconsin	7	19,323,621.69	2.89%	16	4.9200	1.578300

Totals	42	667,862,901.17	100.00%	14	4.5898	1.743528

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	55,480,812.79	8.31%	25	4.9494	NAP	Defeased	4	55,480,812.79	8.31%	25	4.9494	NAP
	3.99999% or less	2	90,000,000.00	13.48%	1	3.7870	2.366567	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	3	133,333,333.00	19.96%	16	4.2109	2.144944	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.94999%	13	289,220,941.33	43.31%	16	4.7527	1.568496	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.95000% or greater	5	99,827,814.05	14.95%	14	5.1475	1.320516	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	667,862,901.17	100.00%	14	4.5898	1.743528	49 months or greater	23	612,382,088.38	91.69%	13	4.5572	1.770871
								Totals	27	667,862,901.17	100.00%	14	4.5898	1.743528
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	51,011,534.35	7.64%	15	4.9319	NAP	Defeased	3	51,011,534.35	7.64%	15	4.9319	NAP
	60 months or less	23	612,382,088.38	91.69%	13	4.5572	1.770871	Interest Only	5	223,333,333.00	33.44%	10	4.0401	2.234255
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	3	50,238,656.78	7.52%	16	4.9678	1.519110
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 298 months	15	338,810,098.60	50.73%	15	4.8371	1.502754
	Totals	26	663,393,622.73	99.33%	13	4.5860	1.746303	299 months to 355 months	0	0.00	0.00%	0	0.0000	0.000000
								356 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	26	663,393,622.73	99.33%	13	4.5860	1.746303
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	55,480,812.79	8.31%	25	4.9494	NAP	Defeased	1	4,469,278.44	0.67%	137	5.1500	NAP
Underwriter's Information		2	38,248,023.32	5.73%	15	4.5547	2.024742	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	21	574,134,065.06	85.97%	13	4.5573	1.753958	61 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	1	4,469,278.44	0.67%	137	5.1500	1.331560
	Totals	27	667,862,901.17	100.00%	14	4.5898	1.743528
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 25

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	305931001	RT	Lawrenceville	NJ	Actual/360	4.200%	291,666.67	0.00	0.00	N/A	05/01/26	--	83,333,333.00	83,333,333.00	12/01/24
2	656120498	OF	New York	NY	Actual/360	3.837%	191,859.00	0.00	0.00	N/A	02/06/26	--	60,000,000.00	60,000,000.00	12/06/24
3	305931003	OF	Baltimore	MD	Actual/360	4.670%	110,106.80	44,944.06	0.00	N/A	04/06/26	--	28,292,967.38	28,248,023.32	12/06/24
3A	305931031				Actual/360	4.670%	110,106.80	44,944.06	0.00	N/A	04/06/26	--	28,292,967.38	28,248,023.32	12/06/24
5	656100514	RT	Williamsburg	VA	Actual/360	4.229%	140,966.67	0.00	0.00	N/A	02/06/26	--	40,000,000.00	40,000,000.00	12/06/24
5A	656100517				Actual/360	4.229%	35,241.67	0.00	0.00	N/A	02/06/26	--	10,000,000.00	10,000,000.00	12/06/24
6	305931006	OF	Philadelphia	PA	Actual/360	4.675%	176,650.86	71,574.53	0.00	N/A	05/01/26	--	45,343,535.12	45,271,960.59	12/01/24
8	305931008	LO	Houston	TX	Actual/360	5.306%	169,993.54	79,366.65	0.00	N/A	02/01/26	--	38,445,581.01	38,366,214.36	10/01/20
9	656120508	OF	Stamford	CT	Actual/360	4.699%	139,585.16	73,044.02	0.00	N/A	05/06/26	--	35,642,557.12	35,569,513.10	12/06/24
10	305931010	Various Various		Various	Actual/360	4.920%	130,730.02	87,005.01	0.00	N/A	04/06/26	--	31,885,369.82	31,798,364.81	12/06/24
11	305570105	LO	Naples	FL	Actual/360	4.950%	128,129.80	58,689.70	0.00	N/A	01/01/26	--	31,061,769.96	31,003,080.26	12/01/24
12	305931012	OF	Kennesaw	GA	Actual/360	4.900%	127,987.71	55,394.29	0.00	N/A	02/01/26	--	31,343,929.34	31,288,535.05	12/01/24
13	305931013	MF	Harvey	LA	Actual/360	4.623%	111,497.57	47,098.11	0.00	N/A	01/01/26	--	28,941,614.80	28,894,516.69	12/01/24
14	305811001	RT	West Nyack	NY	Actual/360	3.687%	92,167.38	0.00	0.00	N/A	10/09/22	--	30,000,000.00	30,000,000.00	10/09/23
16	656110508	OF	Frisco	TX	Actual/360	4.695%	96,342.14	48,273.97	0.00	N/A	01/01/26	--	24,624,188.57	24,575,914.60	12/01/24
18	656120509	MU	Santa Ana	CA	Actual/360	4.920%	83,542.69	37,740.32	0.00	N/A	05/06/26	--	20,376,265.07	20,338,524.75	12/06/24
19	305931019	MF	Kingsville	TX	Actual/360	4.900%	76,102.10	40,657.78	0.00	N/A	02/01/26	--	18,637,249.43	18,596,591.65	11/01/23
20	305931020	SS	Various	Various	Actual/360	5.000%	53,444.02	27,079.22	0.00	N/A	03/01/26	--	12,826,565.50	12,799,486.28	12/01/24
21	305931021	LO	SeaTac	WA	Actual/360	5.300%	53,188.95	24,553.70	0.00	N/A	04/01/26	--	12,042,781.16	12,018,227.46	12/01/24
22	305931022	LO	Murfreesboro	TN	Actual/360	4.970%	42,461.78	33,307.87	0.00	N/A	03/06/26	--	10,252,340.45	10,219,032.58	12/06/24
23	305931023	LO	Nashville	TN	Actual/360	5.150%	35,395.84	26,313.87	0.00	N/A	03/01/26	--	8,247,573.26	8,221,259.39	12/01/24
24	305931024	MF	Brownsville	TX	Actual/360	4.900%	33,862.34	17,963.12	0.00	N/A	03/01/26	--	8,292,817.55	8,274,854.43	12/01/24
25	305931025	MF	Houston	TX	Actual/360	4.900%	29,598.25	15,513.52	0.00	N/A	05/01/26	--	7,248,550.62	7,233,037.10	12/01/24
26	305931026	LO	Lehi	UT	Actual/360	4.950%	28,620.33	14,748.48	0.00	N/A	05/06/26	--	6,938,261.50	6,923,513.02	12/06/24
28	305931028	MF	East Orange	NJ	Actual/360	4.900%	26,631.05	11,315.91	0.00	N/A	05/01/26	--	6,521,889.05	6,510,573.14	12/01/24
29	305931029	SS	Monterey	CA	Actual/360	5.150%	19,281.46	23,487.83	0.00	N/A	05/06/36	--	4,492,766.27	4,469,278.44	12/06/24
30	305931030	IN	Oakland	CA	Actual/360	4.850%	22,915.40	8,746.11	0.00	N/A	04/06/26	--	5,669,789.94	5,661,043.83	12/06/24
Totals							2,558,076.00	891,762.13	0.00				668,754,663.30	667,862,901.17
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	13,282,956.16	6,719,602.36	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	69,978,833.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	15,424,432.25	7,453,711.49	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	17,987,513.56	9,808,178.04	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,328,004.00	5,199,817.40	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	635,533.00	0.00	--	--	12/12/24	19,634,287.20	2,859,808.56	162,204.75	9,599,705.62	447,332.63	0.00
9	10,227,063.84	10,570,154.58	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,379,177.96	3,472,095.93	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	27,464,243.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	2,350,665.02	2,313,416.64	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	10,785.58	0.00
14	26,330,210.00	23,285,613.63	10/01/23	09/30/24	12/12/24	2,804,641.67	479,791.55	83,297.60	944,464.24	0.00	0.00
16	5,292,191.94	3,264,786.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,164,547.02	1,123,618.20	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,038,895.00	0.00	--	--	--	0.00	0.00	116,555.80	1,516,840.71	155,096.69	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	2,740,493.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,725,051.50	1,565,545.63	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,305,303.64	1,073,529.75	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	752,730.24	840,134.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	189,189.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	455,806.40	270,576.64	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	855,365.00	429,474.66	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	211,908,205.37	77,390,255.45				22,438,928.87	3,339,600.11	362,058.15	12,061,010.57	613,214.90	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/24	0	0.00	0	0.00	2	56,962,806.01	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.589760%	4.539538%	14
11/18/24	0	0.00	0	0.00	2	57,082,830.44	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.590160%	4.539933%	15
10/18/24	0	0.00	0	0.00	2	57,194,156.30	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.590532%	4.540301%	16
09/17/24	0	0.00	0	0.00	2	57,313,188.65	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.590927%	4.540691%	17
08/16/24	0	0.00	0	0.00	2	57,423,493.91	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.591294%	4.541054%	18
07/17/24	0	0.00	0	0.00	2	57,533,310.51	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.591658%	4.541414%	19
06/17/24	0	0.00	0	0.00	2	57,650,888.56	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.592045%	4.541796%	20
05/17/24	0	0.00	0	0.00	2	57,759,697.71	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.592404%	4.542151%	21
04/17/24	0	0.00	0	0.00	2	57,876,305.00	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.592786%	4.542529%	22
03/15/24	0	0.00	0	0.00	2	57,984,115.48	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.593141%	4.542879%	23
02/16/24	0	0.00	1	18,985,871.67	1	39,122,203.27	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.593543%	4.543277%	24
01/18/24	1	19,022,367.73	0	0.00	1	39,192,490.79	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.593892%	4.543622%	25
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 25

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	305931008	10/01/20	49	6	162,204.75	9,599,705.62	938,940.71	41,819,010.21	06/11/20	13
14	305811001	10/09/23	13	5	83,297.60	944,464.24	0.00	30,000,000.00	09/27/22	2		02/10/23
19	305931019	11/01/23	12	6	116,555.80	1,516,840.71	208,154.10	19,097,488.91	10/31/22	13
Totals					362,058.15	12,061,010.57	1,147,094.81	90,916,499.12
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		30,000,000	0	0		30,000,000
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		633,393,623	576,430,817	56,962,806		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		4,469,278	4,469,278	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-24	667,862,901	580,900,095	0	0	56,962,806	30,000,000
Nov-24	668,754,663	581,671,833	0	0	57,082,830	30,000,000
Oct-24	669,582,732	582,388,576	0	0	57,194,156	30,000,000
Sep-24	670,467,514	583,154,325	0	0	57,313,189	30,000,000
Aug-24	671,288,400	583,864,906	0	0	57,423,494	30,000,000
Jul-24	672,105,844	584,572,533	0	0	57,533,311	30,000,000
Jun-24	672,980,385	585,329,497	0	0	57,650,889	30,000,000
May-24	673,790,734	586,031,036	0	0	57,759,698	30,000,000
Apr-24	674,658,437	586,782,132	0	0	57,876,305	30,000,000
Mar-24	675,461,749	587,477,633	0	0	57,984,115	30,000,000
Feb-24	676,383,664	588,275,590	0	18,985,872	39,122,203	30,000,000
Jan-24	677,179,743	588,964,885	19,022,368	0	39,192,491	30,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	305931008	38,366,214.36	41,819,010.21	37,300,000.00	05/06/24	123,742.00	0.04130	12/31/23	02/01/26	253
14	305811001	30,000,000.00	30,000,000.00	238,100,000.00	09/04/24	21,027,303.63	1.17990	09/30/24	10/09/22	I/O
19	305931019	18,596,591.65	19,097,488.91	25,200,000.00	11/03/23	912,895.00	0.65150	12/31/23	02/01/26	253
Totals		86,962,806.01	90,916,499.12	300,600,000.00		22,063,940.63

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	305931008	LO	TX	06/11/20	13

14	305811001	RT	NY	09/27/22	2

19	305931019	MF	TX	10/31/22	13

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	656100493	8,000,000.00	4.96000%	8,000,000.00	4.96000%	9	08/03/20	05/06/20	11/12/20
7A	656120483	10,400,000.00	4.96000%	10,400,000.00	4.96000%	9	08/03/20	05/06/20	11/12/20
7B	656100484	26,400,000.00	4.96000%	26,400,000.00	4.96000%	9	08/03/20	05/06/20	11/12/20
14	305811001	30,000,000.00	3.68669%	30,000,000.00	3.68669%	10	06/19/20	04/09/20	10/13/20
26	305931026	7,617,607.45	4.95000%	7,605,661.27	4.95000%	10	06/06/20	06/06/20	07/13/20
Totals		82,417,607.45		82,405,661.27
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
27	305931027 03/17/23	7,061,717.90	7,075,000.00	8,280,710.96	1,218,993.06	8,280,710.96	7,061,717.90	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		7,061,717.90	7,075,000.00	8,280,710.96	1,218,993.06	8,280,710.96	7,061,717.90	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
27	305931027	03/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	8,009.50	0.00	0.00	86,734.46	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	0.00	8,607.78	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	3,882.76	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	66.45	0.00	0.00	0.00
Total	0.00	0.00	11,892.26	0.00	0.00	95,342.24	0.00	0.00	66.45	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		107,300.95

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Supplemental Notes
Revision for May 2023
Deal was revised due to servicer reporting an updated appraisal reduction amount for loan 19
Revision for March and April 2023
Deal was revised due to the servicer reporting an updated appraisal reduction amount for loan 19.

© 2021 Computershare. All rights reserved. Confidential.		Page 25 of 25